UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Global Balanced Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	46.7%
Japan	13.5%
Germany	6.6%
United Kingdom	4.9%
France	3.6%
Netherlands	3.5%
Italy	3.4%
Canada	3.1%
Sweden	2.2%
Other	12.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	46.2%
Japan	12.4%
United Kingdom	6.0%
Germany	4.9%
Netherlands	4.0%
Canada	3.4%
France	3.2%
Ireland	3.1%
Italy	1.8%
Other	15.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	61.4(a)	58.4(b)
Bonds	32.1	35.2
Other Investments	5.2	3.8
Short-Term Investments and Net Other Assets (Liabilities)	1.3	2.6

 (a) Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

 (b) Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America)	1.5	1.4
Bank of America Corp. (United States of America)	1.5	0.0
Adobe Systems, Inc. (United States of America)	1.5	2.0
adidas AG (Germany)	1.4	0.9
Alphabet, Inc. Class A (United States of America)	1.3	2.1
	7.2

Top Five Bond Issuers as of April 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.9	8.9
Japan Government	7.4	9.0
German Federal Republic	2.8	0.5
Buoni del Tesoro Poliennali	2.2	0.9
United Kingdom, Great Britain and Northern Ireland	1.7	1.0
	25.0

Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.9	19.4
Information Technology	13.1	15.5
Industrials	8.9	7.2
Consumer Discretionary	8.2	7.2
Health Care	8.1	6.4
Consumer Staples	3.9	4.0
Materials	2.5	1.4
Real Estate	1.5	1.7
Energy	1.2	4.1
Telecommunication Services	1.0	0.9

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 58.2%
		Shares	Value
Australia - 1.6%
Abacus Property Group unit		76,981	$198,870
Aconex Ltd. (a)(b)		32,588	107,124
Amcor Ltd.		26,234	308,608
Arena (REIT) unit		143,670	229,146
Asaleo Care Ltd.		146,907	197,457
Aub Group Ltd.		26,882	242,759
Australia & New Zealand Banking Group Ltd.		32,716	802,546
Bapcor Ltd.		54,957	215,224
Beacon Lighting Group Ltd.		169,462	228,408
BHP Billiton Ltd.		19,288	343,403
Blue Sky Alternative Investments Ltd.		40,677	243,672
Commonwealth Bank of Australia		17,868	1,169,373
Corporate Travel Management Ltd.		14,207	216,594
CSL Ltd.		7,169	711,548
Hansen Technologies Ltd.		76,548	206,349
HUB24 Ltd. (a)		42,498	155,930
Magellan Financial Group Ltd.		12,364	218,307
NIB Holdings Ltd.		64,014	287,602
realestate.com.au Ltd.		6,630	305,270
Reliance Worldwide Corp. Ltd.		86,194	196,853
SpeedCast International Ltd.		22,354	63,774
Sydney Airport unit		50,488	260,479
Vita Group Ltd.		57,133	97,113
Woodside Petroleum Ltd.		13,325	321,084

TOTAL AUSTRALIA			7,327,493

Austria - 0.1%
ams AG		7,000	450,251
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.		802	70,549
Shire PLC		21,400	1,261,718
Wizz Air Holdings PLC (a)		7,000	160,022

TOTAL BAILIWICK OF JERSEY			1,492,289

Bermuda - 1.4%
Axovant Sciences Ltd. (a)		1,000	24,240
Dairy Farm International Holdings Ltd.		25,200	224,280
Hongkong Land Holdings Ltd.		38,300	295,293
IHS Markit Ltd. (a)		77,200	3,350,480
PAX Global Technology Ltd.		180,000	111,540
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	606,390
Vostok New Ventures Ltd. (depositary receipt) (a)		229,461	1,787,544

TOTAL BERMUDA			6,399,767

Canada - 2.5%
Agnico Eagle Mines Ltd. (Canada)		2,170	103,727
Agrium, Inc.		2,230	209,302
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,830	222,136
Allied Properties (REIT)		2,760	74,062
ARC Resources Ltd.		5,090	66,820
AutoCanada, Inc.		1,870	32,166
Bank of Nova Scotia		3,150	175,101
Barrick Gold Corp.		3,940	65,866
Brookfield Asset Management, Inc. Class A		1,400	51,752
Canadian Energy Services & Technology Corp.		11,070	52,307
Canadian National Railway Co.		3,820	276,121
Canadian Natural Resources Ltd.		5,850	186,336
Canadian Pacific Railway Ltd.		1,720	263,547
CCL Industries, Inc. Class B		370	85,653
Cenovus Energy, Inc.		7,940	79,164
CGI Group, Inc. Class A (sub. vtg.) (a)		3,280	158,299
CI Financial Corp.		3,850	75,305
Cogeco Communications, Inc.		1,210	69,238
Constellation Software, Inc.		220	100,621
Corus Entertainment, Inc. Class B (non-vtg.)		3,890	38,186
Detour Gold Corp. (a)		2,930	37,026
Empire Co. Ltd. Class A (non-vtg.)		2,700	41,596
Enbridge, Inc.		8,950	370,969
Fairfax India Holdings Corp. (a)		1,300	18,057
First Quantum Minerals Ltd.		198,000	1,887,096
Franco-Nevada Corp.		2,000	136,024
Freshii, Inc.		1,800	16,351
George Weston Ltd.		2,210	198,472
Goldcorp, Inc.		2,060	28,703
Hydro One Ltd.		3,520	61,991
Imperial Oil Ltd.		2,540	73,890
Intact Financial Corp.		1,480	101,384
Jean Coutu Group, Inc. Class A (sub. vtg.)		2,620	42,878
Lundin Mining Corp.		16,450	87,730
Magna International, Inc. Class A (sub. vtg.)		900	37,594
Manulife Financial Corp.		18,160	318,487
Metro, Inc. Class A (sub. vtg.)		1,100	37,697
North West Co., Inc.		2,870	67,700
NuVista Energy Ltd. (a)		6,800	30,636
Open Text Corp.		3,640	126,209
Parkland Fuel Corp. (a)(c)(d)		800	15,665
Pason Systems, Inc.		2,280	33,856
Peyto Exploration & Development Corp.		2,550	46,403
Power Corp. of Canada (sub. vtg.)		8,450	195,798
PrairieSky Royalty Ltd.		71,788	1,564,553
Premier Gold Mines Ltd. (a)		12,100	24,465
Quebecor, Inc. Class B (sub. vtg.)		2,670	81,505
Raging River Exploration, Inc. (a)		7,000	40,870
Rogers Communications, Inc. Class B (non-vtg.)		6,800	311,792
Royal Bank of Canada (b)		12,430	851,128
ShawCor Ltd. Class A		1,960	49,178
Silver Wheaton Corp.		4,420	88,202
Sleep Country Canada Holdings, Inc.		1,470	38,025
Stantec, Inc.		2,250	57,740
Suncor Energy, Inc.		16,232	508,703
TELUS Corp.		7,340	244,228
The Toronto-Dominion Bank		16,420	772,614
TMX Group Ltd.		1,370	77,400
Torex Gold Resources, Inc. (a)		1,932	32,722
Toromont Industries Ltd.		1,470	52,293
TransForce, Inc.		1,890	41,149
Western Forest Products, Inc.		41,310	65,065
WestJet Airlines Ltd.		2,220	36,722

TOTAL CANADA			11,336,275

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)		2,000	231,000
CK Hutchison Holdings Ltd.		37,500	468,367
International Housewares Retail Co. Ltd.		981,000	221,970
JD.com, Inc. sponsored ADR (a)		9,000	315,630
SITC International Holdings Co. Ltd.		180,000	128,896
Tencent Holdings Ltd.		10,300	322,733

TOTAL CAYMAN ISLANDS			1,688,596

China - 0.0%
Shenzhen Expressway Co. (H Shares)		160,000	145,841
Denmark - 0.6%
Nets A/S (c)		55,700	1,013,135
Novozymes A/S Series B		23,100	997,986
Scandinavian Tobacco Group A/S		25,376	442,986

TOTAL DENMARK			2,454,107

Finland - 0.0%
Valmet Corp.		6,300	114,811
France - 1.6%
Amundi SA		840	55,267
Capgemini SA		14,100	1,411,720
Havas SA		152,300	1,408,328
Kering SA		300	92,988
Rubis		11,200	1,138,031
Thales SA		13,400	1,408,866
The Vicat Group		9,400	668,737
Wendel SA		9,100	1,275,260

TOTAL FRANCE			7,459,197

Germany - 3.8%
adidas AG		32,100	6,430,345
Bayer AG		400	49,493
Bertrandt AG (b)		5,200	543,042
Brenntag AG		9,400	557,434
CompuGroup Medical AG		14,600	718,851
CTS Eventim AG		37,258	1,435,293
Fresenius Medical Care AG & Co. KGaA		9,700	861,062
LEG Immobilien AG		17,901	1,537,735
MTU Aero Engines Holdings AG		7,400	1,061,207
SAP AG		32,911	3,296,565
Vonovia SE		22,500	814,565

TOTAL GERMANY			17,305,592

Hong Kong - 0.4%
AIA Group Ltd.		136,000	941,536
Hang Seng Bank Ltd.		16,300	330,470
Power Assets Holdings Ltd.		47,000	422,969
Techtronic Industries Co. Ltd.		36,500	156,730

TOTAL HONG KONG			1,851,705

India - 0.2%
HDFC Bank Ltd. sponsored ADR		5,000	398,050
Reliance Industries Ltd.		24,750	537,116

TOTAL INDIA			935,166

Ireland - 1.3%
Accenture PLC Class A		800	97,040
Alkermes PLC (a)		51,300	2,988,225
CRH PLC		1,300	47,351
DCC PLC (United Kingdom)		13,000	1,200,521
Ryanair Holdings PLC sponsored ADR (a)		9,082	834,908
United Drug PLC (United Kingdom)		86,017	832,227

TOTAL IRELAND			6,000,272

Israel - 0.1%
Sarine Technologies Ltd.		185,100	254,369
Italy - 1.0%
Banca Generali SpA		25,500	733,039
Buzzi Unicem SpA		29,300	753,229
Intesa Sanpaolo SpA		251,600	734,446
Prada SpA		209,800	984,489
UniCredit SpA		71,600	1,165,229

TOTAL ITALY			4,370,432

Japan - 6.1%
Astellas Pharma, Inc.		35,400	466,824
Bank of Kyoto Ltd.		26,000	205,714
Daikin Industries Ltd.		6,100	592,353
DaikyoNishikawa Corp.		8,300	105,355
Daito Trust Construction Co. Ltd.		3,300	485,490
Dentsu, Inc.		10,000	563,355
East Japan Railway Co.		8,600	767,925
Eiken Chemical Co. Ltd.		8,300	227,836
Fanuc Corp.		2,900	590,429
Funai Soken Holdings, Inc.		11,400	219,052
Hoya Corp.		17,800	850,121
Hulic Co. Ltd.		36,100	340,031
Japan Meat Co. Ltd.		24,000	399,372
Japan Tobacco, Inc.		27,400	910,916
Kakaku.com, Inc.		34,600	498,786
Kaken Pharmaceutical Co. Ltd.		5,200	308,338
Kao Corp.		13,400	739,028
Keyence Corp.		2,300	924,333
Kubota Corp.		30,000	471,765
Kyushu Railway Co.		10,900	341,740
Misumi Group, Inc.		28,600	541,598
Mitsubishi Pencil Co. Ltd.		8,500	471,227
Mitsui Fudosan Co. Ltd.		23,000	505,391
Morinaga & Co. Ltd.		8,100	382,929
Murata Manufacturing Co. Ltd.		3,600	482,637
Nakanishi, Inc.		12,460	489,570
Nidec Corp.		6,500	595,918
Nihon Parkerizing Co. Ltd.		25,300	324,775
Nintendo Co. Ltd.		3,000	759,197
Nitori Holdings Co. Ltd.		6,700	872,097
NTT DOCOMO, Inc.		36,700	888,033
Olympus Corp.		12,300	473,353
Open House Co. Ltd.		20,800	510,134
ORIX Corp.		42,300	645,457
PALTAC Corp.		16,700	492,873
Panasonic Corp.		53,500	639,766
PeptiDream, Inc. (a)		5,900	353,021
Rakuten, Inc.		49,200	503,586
Shionogi & Co. Ltd.		12,400	637,714
SK Kaken Co. Ltd.		4,300	408,881
SMC Corp.		2,100	591,334
SMS Co., Ltd.		17,400	463,116
SoftBank Corp.		13,400	1,016,426
Sosei Group Corp. (a)		1,500	154,070
Start Today Co. Ltd.		33,300	710,958
Subaru Corp.		23,400	884,152
Sundrug Co. Ltd.		15,200	533,142
The Suruga Bank Ltd.		34,500	720,794
Tokyo Century Corp.		11,600	399,587
Toshiba Plant Systems & Services Corp.		19,100	310,637
Tsuruha Holdings, Inc.		4,800	486,566
Welcia Holdings Co. Ltd.		13,400	431,541

TOTAL JAPAN			27,689,243

Luxembourg - 0.1%
B&M European Value Retail S.A.		33,680	147,007
Samsonite International SA		61,200	236,433

TOTAL LUXEMBOURG			383,440

Malta - 0.1%
Kambi Group PLC (a)		52,200	536,303
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		115,000	147,107
Netherlands - 1.6%
ASML Holding NV		1,500	197,775
CSM NV (exchangeable)		18,600	577,438
Intertrust NV		44,000	881,897
Koninklijke Philips Electronics NV		45,600	1,574,681
Koninklijke Wessanen NV		47,700	712,626
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		31,500	1,650,143
(NY Reg.)(a)		31,000	1,619,440

TOTAL NETHERLANDS			7,214,000

New Zealand - 0.0%
Ryman Healthcare Group Ltd.		29,354	173,933
Norway - 0.5%
Orkla ASA		85,600	775,146
Schibsted ASA (A Shares)		58,000	1,442,232

TOTAL NORWAY			2,217,378

Singapore - 0.6%
Broadcom Ltd.		12,000	2,649,720
Wing Tai Holdings Ltd.		109,100	147,585

TOTAL SINGAPORE			2,797,305

Spain - 0.7%
Amadeus IT Holding SA Class A		17,700	954,390
CaixaBank SA		127,500	578,907
Grifols SA		30,200	811,072
Prosegur Cash SA		383,400	977,272

TOTAL SPAIN			3,321,641

Sweden - 2.2%
AF AB (B Shares)		7,700	162,045
Dometic Group AB		174,400	1,299,538
Getinge AB (B Shares)		119,600	2,337,367
Indutrade AB		64,400	1,521,787
Investor AB (B Shares)		43,342	1,981,323
Nobia AB		38,600	399,410
Pandox AB		42,455	712,752
Svenska Cellulosa AB (SCA) (B Shares)		47,600	1,576,760

TOTAL SWEDEN			9,990,982

Switzerland - 0.9%
ABB Ltd. (Reg.)		50,790	1,244,572
EDAG Engineering Group AG		17,400	321,172
Panalpina Welttransport Holding AG		8,270	1,094,632
Swatch Group AG (Bearer)		3,500	1,401,055

TOTAL SWITZERLAND			4,061,431

United Kingdom - 2.7%
British American Tobacco PLC:
(United Kingdom)		10,000	675,634
sponsored ADR		41,000	2,789,640
Bunzl PLC		22,985	716,866
Dechra Pharmaceuticals PLC		53,400	1,168,866
Dialog Semiconductor PLC (a)		400	18,714
Diploma PLC		71,900	1,032,755
Essentra PLC		105,000	736,418
Imperial Tobacco Group PLC		893	43,743
International Personal Finance PLC		298,457	620,431
John Wood Group PLC		6,000	59,022
Micro Focus International PLC		24,000	804,475
NCC Group Ltd. (b)		797,700	1,472,283
Prudential PLC		97,535	2,164,678

TOTAL UNITED KINGDOM			12,303,525

United States of America - 27.4%
Activision Blizzard, Inc.		75,900	3,965,775
Adobe Systems, Inc. (a)		49,900	6,673,626
Alaska Air Group, Inc.		17,000	1,446,530
Alexion Pharmaceuticals, Inc. (a)		6,600	843,348
Allison Transmission Holdings, Inc.		76,400	2,955,152
Alphabet, Inc. Class A (a)		6,500	6,009,380
Amazon.com, Inc. (a)		3,500	3,237,465
American Tower Corp.		10,400	1,309,776
AMETEK, Inc.		4,000	228,800
Amgen, Inc.		21,200	3,462,384
Amphenol Corp. Class A		20,400	1,475,124
Analog Devices, Inc.		3,000	228,600
Apple, Inc.		47,600	6,837,740
Autodesk, Inc. (a)		2,000	180,140
Autoliv, Inc. (depositary receipt)		18,000	1,801,565
Bank of America Corp.		289,000	6,745,260
Bio-Rad Laboratories, Inc. Class A (a)		500	109,130
Boston Scientific Corp. (a)		133,700	3,527,006
Burlington Stores, Inc. (a)		1,000	98,920
CalAtlantic Group, Inc.		10,000	362,200
Caterpillar, Inc.		33,500	3,425,710
Cavium, Inc. (a)		1,000	68,850
CBOE Holdings, Inc.		50,000	4,120,500
Celanese Corp. Class A		1,000	87,040
Charles Schwab Corp.		24,000	932,400
Charter Communications, Inc. Class A (a)		7,600	2,623,216
Cintas Corp.		1,000	122,470
CME Group, Inc.		2,900	336,951
CSX Corp.		44,000	2,236,960
Cummins, Inc.		11,000	1,660,340
Cypress Semiconductor Corp.		22,000	308,220
Edwards Lifesciences Corp. (a)		1,000	109,670
Entegris, Inc. (a)		12,000	297,600
EOG Resources, Inc.		4,700	434,750
Facebook, Inc. Class A (a)		19,100	2,869,775
First Republic Bank		7,000	647,220
FMC Corp.		31,000	2,270,130
Goldman Sachs Group, Inc.		4,000	895,200
Great Western Bancorp, Inc.		1,000	41,200
Humana, Inc.		11,300	2,508,374
Intercept Pharmaceuticals, Inc. (a)		12,600	1,415,610
Intuit, Inc.		3,300	413,193
Intuitive Surgical, Inc. (a)		300	250,761
J.B. Hunt Transport Services, Inc.		2,000	179,320
JPMorgan Chase & Co.		36,000	3,132,000
KLA-Tencor Corp.		13,000	1,276,860
Kulicke & Soffa Industries, Inc. (a)		7,000	156,240
Lamb Weston Holdings, Inc.		4,000	167,000
Lennar Corp. Class A		14,000	707,000
Marriott International, Inc. Class A		12,500	1,180,250
Microsemi Corp. (a)		1,000	46,940
Microsoft Corp.		79,000	5,408,340
Molson Coors Brewing Co. Class B		1,500	143,835
Monsanto Co.		290	33,817
Morgan Stanley		30,000	1,301,100
MSC Industrial Direct Co., Inc. Class A		14,000	1,253,420
MSCI, Inc.		13,600	1,364,352
Netflix, Inc. (a)		3,300	502,260
Northern Trust Corp.		13,000	1,170,000
PACCAR, Inc.		5,000	333,650
PayPal Holdings, Inc. (a)		56,500	2,696,180
Performance Food Group Co. (a)		27,000	672,300
Pioneer Natural Resources Co.		3,100	536,269
Post Holdings, Inc. (a)		9,000	757,710
Prestige Brands Holdings, Inc. (a)		11,300	648,733
ResMed, Inc. CDI		30,848	211,587
Roper Technologies, Inc.		500	109,350
S&P Global, Inc.		32,083	4,305,218
Sirius XM Holdings, Inc.		26,000	128,700
SLM Corp. (a)		4,000	50,160
SunTrust Banks, Inc.		30,800	1,749,748
SVB Financial Group (a)		12,400	2,181,656
T-Mobile U.S., Inc. (a)		20,000	1,345,400
Terex Corp.		6,000	209,880
Texas Instruments, Inc.		9,000	712,620
The Walt Disney Co.		10,500	1,213,800
Twenty-First Century Fox, Inc. Class B		9,000	268,740
U.S. Bancorp		9,000	461,520
U.S. Foods Holding Corp.		16,000	451,200
Union Pacific Corp.		13,900	1,556,244
United Rentals, Inc. (a)		3,000	328,980
UnitedHealth Group, Inc.		17,900	3,130,352
Univar, Inc. (a)		42,800	1,277,580
Vertex Pharmaceuticals, Inc. (a)		5,000	591,500
Visa, Inc. Class A		13,000	1,185,860

TOTAL UNITED STATES OF AMERICA			124,711,732

TOTAL COMMON STOCKS
(Cost $223,302,796)			265,134,183

Nonconvertible Preferred Stocks - 0.4%
Italy - 0.2%
Buzzi Unicem SpA (Risparmio Shares)		53,953	797,523
Spain - 0.2%
Grifols SA Class B		50,700	1,082,183
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,474,811)			1,879,706

Investment Companies - 5.2%
United States of America - 5.2%
iShares 20+ Year Treasury Bond ETF		37,100	4,539,185
iShares Barclays TIPS Bond ETF		77,660	8,931,677
SPDR DB International Government Inflation-Protected Bond ETF		185,890	10,285,294
TOTAL INVESTMENT COMPANIES
(Cost $23,374,754)			23,756,156
		Principal Amount(e)	Value

Nonconvertible Bonds - 2.8%
France - 0.5%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,086,493
Wendel SA 1% 4/20/23 (Reg. S)	EUR	1,200,000	1,282,167

TOTAL FRANCE			2,368,660

Ireland - 0.5%
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21		2,500,000	2,469,620
Netherlands - 0.3%
ABN AMRO Bank NV 2.875% 6/30/25 (Reg. S) (f)	EUR	400,000	460,827
Rabobank Nederland 2.5% 5/26/26 (Reg. S) (f)	EUR	600,000	688,719

TOTAL NETHERLANDS			1,149,546

United Kingdom - 0.5%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	1,000,000	1,294,141
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (f)	EUR	850,000	955,541

TOTAL UNITED KINGDOM			2,249,682

United States of America - 1.0%
Citigroup, Inc. 1.5% 10/26/28	EUR	2,000,000	2,114,377
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,390,000	1,640,340
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	600,000	655,550

TOTAL UNITED STATES OF AMERICA			4,410,267

TOTAL NONCONVERTIBLE BONDS
(Cost $13,097,265)			12,647,775

Government Obligations - 29.3%
Canada - 0.6%
Canadian Government:
0.5% 2/1/19	CAD	1,100,000	803,075
1% 6/1/27	CAD	1,150,000	799,992
3.5% 12/1/45	CAD	1,100,000	1,028,587

TOTAL CANADA			2,631,654

France - 1.5%
French Government:
OAT:
1.75% 5/25/23	EUR	1,400,000	1,678,748
3.25% 5/25/45(Reg. S)	EUR	800,000	1,147,686
0.5% 5/25/26(Reg. S)	EUR	3,700,000	3,964,956

TOTAL FRANCE			6,791,390

Germany - 2.8%
German Federal Republic:
0% 3/15/19(Reg. S)	EUR	4,150,000	4,583,178
0% 10/8/21(Reg. S)	EUR	3,200,000	3,560,871
0.25% 2/15/27(Reg. S)	EUR	2,525,000	2,731,449
2.5% 8/15/46	EUR	1,300,000	1,911,699

TOTAL GERMANY			12,787,197

Ireland - 0.3%
Irish Republic:
1% 5/15/26(Reg. S)	EUR	700,000	772,185
2% 2/18/45 (Reg.S)	EUR	400,666	440,008

TOTAL IRELAND			1,212,193

Italy - 2.2%
Buoni del Tesoro Poliennali:
0.65% 11/1/20	EUR	7,550,000	8,289,186
2.7% 3/1/47 (c)	EUR	2,000,000	1,925,229

TOTAL ITALY			10,214,415

Japan - 7.4%
Japan Government:
0.1% 6/20/26	JPY	280,000,000	2,538,298
0.4% 3/20/56	JPY	375,000,000	2,801,121
0.9% 6/20/22	JPY	619,800,000	5,859,619
1.3% 6/20/20	JPY	347,450,000	3,261,433
1.3% 3/20/21	JPY	702,750,000	6,665,581
1.7% 9/20/32	JPY	1,155,000,000	12,524,976

TOTAL JAPAN			33,651,028

Netherlands - 1.6%
Dutch Government 0.5% 7/15/26(Reg. S) (c)	EUR	6,550,000	7,209,054
Spain - 0.3%
Spanish Kingdom 2.9% 10/31/46(Reg. S) (c)	EUR	1,350,000	1,455,338
United Kingdom - 1.7%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/27(Reg. S)	GBP	1,050,000	1,372,390
4% 3/7/22	GBP	1,550,000	2,361,587
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	2,350,000	4,001,274

TOTAL UNITED KINGDOM			7,735,251

United States of America - 10.9%
U.S. Treasury Bonds 2.5% 2/15/46		7,050,000	6,406,413
U.S. Treasury Notes:
1.25% 3/31/19		4,450,000	4,449,306
1.25% 3/31/21		26,750,000	26,322,621
1.625% 5/15/26		13,250,000	12,555,409

TOTAL UNITED STATES OF AMERICA			49,733,749

TOTAL GOVERNMENT OBLIGATIONS
(Cost $140,992,426)			133,421,269
		Shares	Value

Equity Central Funds - 2.9%
Fidelity Commodity Strategy Central Fund (g)		694,206	4,422,092
Fidelity Emerging Markets Equity Central Fund (g)		40,910	9,044,383
TOTAL EQUITY CENTRAL FUNDS
(Cost $12,012,201)			13,466,475

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.85% (h)		5,034,703	5,035,710
Fidelity Securities Lending Cash Central Fund 0.86% (h)(i)		1,613,876	1,614,038
TOTAL MONEY MARKET FUNDS
(Cost $6,649,738)			6,649,748
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $420,903,991)			456,955,312
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(1,288,085)
NET ASSETS - 100%			$455,667,227

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,618,421 or 2.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,193
Fidelity Commodity Strategy Central Fund	10,067
Fidelity Emerging Markets Equity Central Fund	60,420
Fidelity Securities Lending Cash Central Fund	13,869
Total	$102,549

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,967,940	$3,217,937	$2,796,877	$4,422,092	0.6%
Fidelity Emerging Markets Equity Central Fund	5,590,031	6,343,223	3,721,343	9,044,383	1.6%
Total	$9,557,971	$9,561,160	$6,518,220	$13,466,475

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,264,807	$35,625,041	$639,766	$--
Consumer Staples	16,499,687	14,173,910	2,325,777	--
Energy	5,007,591	4,991,926	15,665	--
Financials	52,297,820	48,819,789	3,478,031	--
Health Care	33,790,087	31,150,990	2,639,097	--
Industrials	42,119,527	38,709,845	3,409,682	--
Information Technology	57,669,075	51,878,860	5,790,215	--
Materials	11,277,466	10,816,163	461,303	--
Real Estate	6,448,078	6,448,078	--	--
Telecommunication Services	4,016,760	2,112,301	1,904,459	--
Utilities	1,622,991	1,622,991	--	--
Investment Companies	23,756,156	23,756,156	--	--
Corporate Bonds	12,647,775	--	12,647,775	--
Government Obligations	133,421,269	--	133,421,269	--
Equity Central Funds	13,466,475	13,466,475	--	--
Money Market Funds	6,649,748	6,649,748	--	--
Total Investments in Securities:	$456,955,312	$290,222,273	$166,733,039	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,035,727
Level 2 to Level 1	$4,682,378

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

U.S. Government and U.S. Government Agency Obligations	10.9%
AAA,AA,A	13.5%
BBB	4.2%
Not Rated	3.5%
Equities	66.6%
Short-Term Investments and Net Other Assets	1.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $1,545,701) — See accompanying schedule: Unaffiliated issuers (cost $402,242,052)	$436,839,089
Fidelity Central Funds (cost $18,661,939)	20,116,223
Total Investments (cost $420,903,991)		$456,955,312
Receivable for investments sold		9,927,407
Receivable for fund shares sold		169,325
Dividends receivable		623,911
Interest receivable		579,335
Distributions receivable from Fidelity Central Funds		6,750
Prepaid expenses		326
Other receivables		38,937
Total assets		468,301,303
Liabilities
Payable to custodian bank	$1,385,174
Payable for investments purchased
Regular delivery	7,736,721
Delayed delivery	16,234
Payable for fund shares redeemed	1,407,322
Accrued management fee	261,844
Distribution and service plan fees payable	34,959
Other affiliated payables	91,211
Other payables and accrued expenses	86,608
Collateral on securities loaned	1,614,003
Total liabilities		12,634,076
Net Assets		$455,667,227
Net Assets consist of:
Paid in capital		$411,392,421
Undistributed net investment income		372,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,853,928
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,048,843
Net Assets		$455,667,227
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,074,497 ÷ 1,671,496 shares)		$23.38
Maximum offering price per share (100/94.25 of $23.38)		$24.81
Class M:
Net Asset Value and redemption price per share ($14,088,353 ÷ 608,792 shares)		$23.14
Maximum offering price per share (100/96.50 of $23.14)		$23.98
Class C:
Net Asset Value and offering price per share ($25,616,470 ÷ 1,133,715 shares)(a)		$22.60
Global Balanced:
Net Asset Value, offering price and redemption price per share ($371,291,212 ÷ 15,666,278 shares)		$23.70
Class I:
Net Asset Value, offering price and redemption price per share ($5,596,695 ÷ 236,836 shares)		$23.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017
Investment Income
Dividends		$2,333,662
Interest		916,422
Income from Fidelity Central Funds		102,549
Income before foreign taxes withheld		3,352,633
Less foreign taxes withheld		(103,291)
Total income		3,249,342
Expenses
Management fee	$1,626,906
Transfer agent fees	445,457
Distribution and service plan fees	212,689
Accounting and security lending fees	121,133
Custodian fees and expenses	78,956
Independent trustees' fees and expenses	970
Registration fees	72,350
Audit	77,388
Legal	4,943
Miscellaneous	1,928
Total expenses before reductions	2,642,720
Expense reductions	(40,420)	2,602,300
Net investment income (loss)		647,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,257,150
Fidelity Central Funds	83,084
Foreign currency transactions	(62,112)
Capital gain distributions from Fidelity Central Funds	41,001
Total net realized gain (loss)		10,319,123
Change in net unrealized appreciation (depreciation) on: Investment securities	8,992,922
Assets and liabilities in foreign currencies	29,913
Total change in net unrealized appreciation (depreciation)		9,022,835
Net gain (loss)		19,341,958
Net increase (decrease) in net assets resulting from operations		$19,989,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$647,042	$2,437,965
Net realized gain (loss)	10,319,123	555,602
Change in net unrealized appreciation (depreciation)	9,022,835	9,847,356
Net increase (decrease) in net assets resulting from operations	19,989,000	12,840,923
Distributions to shareholders from net investment income	(284,906)	–
Distributions to shareholders from net realized gain	(1,766,054)	(15,584,739)
Total distributions	(2,050,960)	(15,584,739)
Share transactions - net increase (decrease)	(74,107,200)	(38,129,692)
Redemption fees	1,172	6,276
Total increase (decrease) in net assets	(56,167,988)	(40,867,232)
Net Assets
Beginning of period	511,835,215	552,702,447
End of period	$455,667,227	$511,835,215
Other Information
Undistributed net investment income end of period	$372,035	$9,899

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.43	$22.58	$24.65	$26.18	$23.45	$22.05
Income from Investment Operations
Net investment income (loss)A	.01	.06	.09	.15	.13	.27
Net realized and unrealized gain (loss)	1.03	.44	(.45)	.49	3.13	1.41
Total from investment operations	1.04	.50	(.36)	.64	3.26	1.68
Distributions from net investment income	(.01)	–	(.01)	(.10)	(.24)	(.19)
Distributions from net realized gain	(.08)	(.65)	(1.70)	(2.07)	(.29)	(.09)
Total distributions	(.09)	(.65)	(1.71)	(2.17)	(.53)	(.28)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.38	$22.43	$22.58	$24.65	$26.18	$23.45
Total ReturnC,D,E	4.64%	2.35%	(1.48)%	2.69%	14.19%	7.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.30%	1.29%	1.28%	1.31%	1.33%
Expenses net of fee waivers, if any	1.31%H	1.30%	1.29%	1.28%	1.31%	1.33%
Expenses net of all reductions	1.29%H	1.29%	1.27%	1.27%	1.29%	1.32%
Net investment income (loss)	.10%H	.27%	.41%	.58%	.55%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$39,074	$41,067	$42,165	$47,048	$38,972	$26,714
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class M

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.23	$22.44	$24.52	$26.04	$23.32	$21.96
Income from Investment Operations
Net investment income (loss)A	(.02)	–B	.03	.08	.07	.21
Net realized and unrealized gain (loss)	1.01	.44	(.46)	.49	3.12	1.41
Total from investment operations	.99	.44	(.43)	.57	3.19	1.62
Distributions from net investment income	–	–	–	(.02)	(.18)	(.17)
Distributions from net realized gain	(.08)	(.65)	(1.65)	(2.07)	(.29)	(.09)
Total distributions	(.08)	(.65)	(1.65)	(2.09)	(.47)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.14	$22.23	$22.44	$24.52	$26.04	$23.32
Total ReturnC,D,E	4.48%	2.08%	(1.80)%	2.40%	13.94%	7.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.60%H	1.58%	1.56%	1.55%	1.57%	1.58%
Expenses net of fee waivers, if any	1.60%H	1.58%	1.56%	1.55%	1.57%	1.58%
Expenses net of all reductions	1.58%H	1.57%	1.55%	1.55%	1.55%	1.57%
Net investment income (loss)	(.19)%H	(.01)%	.14%	.31%	.28%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$14,088	$15,368	$16,867	$17,662	$14,650	$13,654
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.76	$22.10	$24.17	$25.76	$23.09	$21.73
Income from Investment Operations
Net investment income (loss)A	(.08)	(.12)	(.09)	(.05)	(.06)	.09
Net realized and unrealized gain (loss)	1.00	.43	(.46)	.49	3.08	1.41
Total from investment operations	.92	.31	(.55)	.44	3.02	1.50
Distributions from net investment income	–	–	–	–	(.06)	(.05)
Distributions from net realized gain	(.08)	(.65)	(1.52)	(2.03)	(.29)	(.09)
Total distributions	(.08)	(.65)	(1.52)	(2.03)	(.35)	(.14)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.60	$21.76	$22.10	$24.17	$25.76	$23.09
Total ReturnC,D,E	4.25%	1.51%	(2.33)%	1.89%	13.27%	6.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.13%H	2.11%	2.10%	2.08%	2.12%	2.13%
Expenses net of fee waivers, if any	2.13%H	2.11%	2.09%	2.08%	2.12%	2.13%
Expenses net of all reductions	2.11%H	2.10%	2.08%	2.07%	2.10%	2.12%
Net investment income (loss)	(.72)%H	(.54)%	(.40)%	(.22)%	(.26)%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$25,616	$27,401	$28,505	$29,809	$20,997	$13,797
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.71	$22.79	$24.87	$26.38	$23.62	$22.18
Income from Investment Operations
Net investment income (loss)A	.04	.13	.16	.22	.21	.33
Net realized and unrealized gain (loss)	1.05	.44	(.47)	.50	3.14	1.44
Total from investment operations	1.09	.57	(.31)	.72	3.35	1.77
Distributions from net investment income	(.02)	–	(.08)	(.16)	(.30)	(.24)
Distributions from net realized gain	(.08)	(.65)	(1.70)	(2.07)	(.29)	(.09)
Total distributions	(.10)	(.65)	(1.77)B	(2.23)	(.59)	(.33)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.70	$22.71	$22.79	$24.87	$26.38	$23.62
Total ReturnD,E	4.81%	2.64%	(1.24)%	3.00%	14.52%	8.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.01%	1.00%	.99%	1.02%	1.03%
Expenses net of fee waivers, if any	1.03%H	1.01%	1.00%	.99%	1.02%	1.03%
Expenses net of all reductions	1.01%H	1.00%	.99%	.99%	1.00%	1.02%
Net investment income (loss)	.38%H	.56%	.70%	.87%	.84%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$371,291	$422,406	$457,766	$554,896	$540,412	$468,758
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Global Balanced Fund Class I

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.65	$22.72	$24.80	$26.33	$23.58	$22.16
Income from Investment Operations
Net investment income (loss)A	.04	.13	.16	.21	.20	.33
Net realized and unrealized gain (loss)	1.04	.45	(.47)	.49	3.14	1.43
Total from investment operations	1.08	.58	(.31)	.70	3.34	1.76
Distributions from net investment income	(.02)	–	(.07)	(.17)	(.30)	(.25)
Distributions from net realized gain	(.08)	(.65)	(1.70)	(2.07)	(.29)	(.09)
Total distributions	(.10)	(.65)	(1.77)	(2.23)B	(.59)	(.34)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.63	$22.65	$22.72	$24.80	$26.33	$23.58
Total ReturnD,E	4.77%	2.69%	(1.25)%	2.95%	14.50%	8.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.00%	1.01%	1.02%	1.03%	1.04%
Expenses net of fee waivers, if any	1.01%H	1.00%	1.01%	1.02%	1.03%	1.04%
Expenses net of all reductions	1.00%H	.99%	1.00%	1.02%	1.01%	1.03%
Net investment income (loss)	.39%H	.57%	.68%	.84%	.83%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$5,597	$5,594	$6,048	$6,537	$3,183	$1,966
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Global Balanced and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.08%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$50,353,565
Gross unrealized depreciation	(15,186,393)
Net unrealized appreciation (depreciation) on securities	$35,167,172
Tax cost	$421,788,140

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $364,773,583 and $437,930,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$49,118	$445
Class M	.25%	.25%	35,688	478
Class C	.75%	.25%	127,883	13,474
			$212,689	$14,397

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,068
Class M	1,391
Class C(a)	1,258
$7,717

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41,858.21
Class M	17,943.25
Class C	36,049.28
Global Balanced	345,369.18
Class I	4,238.16
	$445,457

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,647 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $815 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,869, including $590 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38,237 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,183.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$9,024	$–
Global Balanced	272,384	–
Class I	3,498	–
Total	$284,906	$–
From net realized gain
Class A	$144,388	$1,198,713
Class M	54,135	472,741
Class B	–	38,199
Class C	96,163	844,073
Global Balanced	1,452,714	12,857,308
Class I	18,654	173,705
Total	$1,766,054	$15,584,739

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	98,235	315,518	$2,194,801	$6,953,190
Reinvestment of distributions	6,737	52,986	147,954	1,141,851
Shares redeemed	(264,615)	(405,081)	(5,918,844)	(9,020,050)
Net increase (decrease)	(159,643)	(36,577)	$(3,576,089)	$(925,009)
Class M
Shares sold	34,648	72,280	$767,629	$1,589,041
Reinvestment of distributions	2,470	21,845	53,752	467,928
Shares redeemed	(119,671)	(154,320)	(2,634,989)	(3,396,160)
Net increase (decrease)	(82,553)	(60,195)	$(1,813,608)	$(1,339,191)
Class B
Shares sold	–	48	$–	$1,021
Reinvestment of distributions	–	1,741	–	37,184
Shares redeemed	–	(62,152)	$–	$(1,356,722)
Net increase (decrease)	–	(60,363)	$–	$(1,318,517)
Class C
Shares sold	79,792	227,726	$1,726,054	$4,917,879
Reinvestment of distributions	4,316	37,381	91,889	787,624
Shares redeemed	(209,424)	(295,837)	(4,514,525)	(6,357,105)
Net increase (decrease)	(125,316)	(30,730)	$(2,696,582)	$(651,602)
Global Balanced
Shares sold	590,963	2,114,763	$13,354,659	$47,490,820
Reinvestment of distributions	73,780	560,214	1,640,873	12,195,855
Shares redeemed	(3,595,122)	(4,162,916)	(80,805,299)	(93,142,954)
Net increase (decrease)	(2,930,379)	(1,487,939)	$(65,809,767)	$(33,456,279)
Class I
Shares sold	72,250	69,161	$1,638,061	$1,567,504
Reinvestment of distributions	910	6,856	20,184	148,834
Shares redeemed	(83,321)	(95,184)	(1,869,399)	(2,155,432)
Net increase (decrease)	(10,161)	(19,167)	$(211,154)	$(439,094)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) as of April 30, 2017, the results of its operations, changes in its net assets, and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.31%
Actual		$1,000.00	$1,046.40	$6.65
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.60%
Actual		$1,000.00	$1,044.80	$8.11
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.13%
Actual		$1,000.00	$1,042.50	$10.79
Hypothetical-C		$1,000.00	$1,014.23	$10.64
Global Balanced	1.03%
Actual		$1,000.00	$1,048.10	$5.23
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class I	1.01%
Actual		$1,000.00	$1,047.70	$5.13
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from 0.05% to .08%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GBL-SANN-0617
1.848653.109

Fidelity Advisor® Global Balanced Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Global Balanced Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	46.7%
Japan	13.5%
Germany	6.6%
United Kingdom	4.9%
France	3.6%
Netherlands	3.5%
Italy	3.4%
Canada	3.1%
Sweden	2.2%
Other	12.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	46.2%
Japan	12.4%
United Kingdom	6.0%
Germany	4.9%
Netherlands	4.0%
Canada	3.4%
France	3.2%
Ireland	3.1%
Italy	1.8%
Other	15.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	61.4(a)	58.4(b)
Bonds	32.1	35.2
Other Investments	5.2	3.8
Short-Term Investments and Net Other Assets (Liabilities)	1.3	2.6

 (a) Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

 (b) Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America)	1.5	1.4
Bank of America Corp. (United States of America)	1.5	0.0
Adobe Systems, Inc. (United States of America)	1.5	2.0
adidas AG (Germany)	1.4	0.9
Alphabet, Inc. Class A (United States of America)	1.3	2.1
	7.2

Top Five Bond Issuers as of April 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.9	8.9
Japan Government	7.4	9.0
German Federal Republic	2.8	0.5
Buoni del Tesoro Poliennali	2.2	0.9
United Kingdom, Great Britain and Northern Ireland	1.7	1.0
	25.0

Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.9	19.4
Information Technology	13.1	15.5
Industrials	8.9	7.2
Consumer Discretionary	8.2	7.2
Health Care	8.1	6.4
Consumer Staples	3.9	4.0
Materials	2.5	1.4
Real Estate	1.5	1.7
Energy	1.2	4.1
Telecommunication Services	1.0	0.9

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 58.2%
		Shares	Value
Australia - 1.6%
Abacus Property Group unit		76,981	$198,870
Aconex Ltd. (a)(b)		32,588	107,124
Amcor Ltd.		26,234	308,608
Arena (REIT) unit		143,670	229,146
Asaleo Care Ltd.		146,907	197,457
Aub Group Ltd.		26,882	242,759
Australia & New Zealand Banking Group Ltd.		32,716	802,546
Bapcor Ltd.		54,957	215,224
Beacon Lighting Group Ltd.		169,462	228,408
BHP Billiton Ltd.		19,288	343,403
Blue Sky Alternative Investments Ltd.		40,677	243,672
Commonwealth Bank of Australia		17,868	1,169,373
Corporate Travel Management Ltd.		14,207	216,594
CSL Ltd.		7,169	711,548
Hansen Technologies Ltd.		76,548	206,349
HUB24 Ltd. (a)		42,498	155,930
Magellan Financial Group Ltd.		12,364	218,307
NIB Holdings Ltd.		64,014	287,602
realestate.com.au Ltd.		6,630	305,270
Reliance Worldwide Corp. Ltd.		86,194	196,853
SpeedCast International Ltd.		22,354	63,774
Sydney Airport unit		50,488	260,479
Vita Group Ltd.		57,133	97,113
Woodside Petroleum Ltd.		13,325	321,084

TOTAL AUSTRALIA			7,327,493

Austria - 0.1%
ams AG		7,000	450,251
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.		802	70,549
Shire PLC		21,400	1,261,718
Wizz Air Holdings PLC (a)		7,000	160,022

TOTAL BAILIWICK OF JERSEY			1,492,289

Bermuda - 1.4%
Axovant Sciences Ltd. (a)		1,000	24,240
Dairy Farm International Holdings Ltd.		25,200	224,280
Hongkong Land Holdings Ltd.		38,300	295,293
IHS Markit Ltd. (a)		77,200	3,350,480
PAX Global Technology Ltd.		180,000	111,540
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	606,390
Vostok New Ventures Ltd. (depositary receipt) (a)		229,461	1,787,544

TOTAL BERMUDA			6,399,767

Canada - 2.5%
Agnico Eagle Mines Ltd. (Canada)		2,170	103,727
Agrium, Inc.		2,230	209,302
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,830	222,136
Allied Properties (REIT)		2,760	74,062
ARC Resources Ltd.		5,090	66,820
AutoCanada, Inc.		1,870	32,166
Bank of Nova Scotia		3,150	175,101
Barrick Gold Corp.		3,940	65,866
Brookfield Asset Management, Inc. Class A		1,400	51,752
Canadian Energy Services & Technology Corp.		11,070	52,307
Canadian National Railway Co.		3,820	276,121
Canadian Natural Resources Ltd.		5,850	186,336
Canadian Pacific Railway Ltd.		1,720	263,547
CCL Industries, Inc. Class B		370	85,653
Cenovus Energy, Inc.		7,940	79,164
CGI Group, Inc. Class A (sub. vtg.) (a)		3,280	158,299
CI Financial Corp.		3,850	75,305
Cogeco Communications, Inc.		1,210	69,238
Constellation Software, Inc.		220	100,621
Corus Entertainment, Inc. Class B (non-vtg.)		3,890	38,186
Detour Gold Corp. (a)		2,930	37,026
Empire Co. Ltd. Class A (non-vtg.)		2,700	41,596
Enbridge, Inc.		8,950	370,969
Fairfax India Holdings Corp. (a)		1,300	18,057
First Quantum Minerals Ltd.		198,000	1,887,096
Franco-Nevada Corp.		2,000	136,024
Freshii, Inc.		1,800	16,351
George Weston Ltd.		2,210	198,472
Goldcorp, Inc.		2,060	28,703
Hydro One Ltd.		3,520	61,991
Imperial Oil Ltd.		2,540	73,890
Intact Financial Corp.		1,480	101,384
Jean Coutu Group, Inc. Class A (sub. vtg.)		2,620	42,878
Lundin Mining Corp.		16,450	87,730
Magna International, Inc. Class A (sub. vtg.)		900	37,594
Manulife Financial Corp.		18,160	318,487
Metro, Inc. Class A (sub. vtg.)		1,100	37,697
North West Co., Inc.		2,870	67,700
NuVista Energy Ltd. (a)		6,800	30,636
Open Text Corp.		3,640	126,209
Parkland Fuel Corp. (a)(c)(d)		800	15,665
Pason Systems, Inc.		2,280	33,856
Peyto Exploration & Development Corp.		2,550	46,403
Power Corp. of Canada (sub. vtg.)		8,450	195,798
PrairieSky Royalty Ltd.		71,788	1,564,553
Premier Gold Mines Ltd. (a)		12,100	24,465
Quebecor, Inc. Class B (sub. vtg.)		2,670	81,505
Raging River Exploration, Inc. (a)		7,000	40,870
Rogers Communications, Inc. Class B (non-vtg.)		6,800	311,792
Royal Bank of Canada (b)		12,430	851,128
ShawCor Ltd. Class A		1,960	49,178
Silver Wheaton Corp.		4,420	88,202
Sleep Country Canada Holdings, Inc.		1,470	38,025
Stantec, Inc.		2,250	57,740
Suncor Energy, Inc.		16,232	508,703
TELUS Corp.		7,340	244,228
The Toronto-Dominion Bank		16,420	772,614
TMX Group Ltd.		1,370	77,400
Torex Gold Resources, Inc. (a)		1,932	32,722
Toromont Industries Ltd.		1,470	52,293
TransForce, Inc.		1,890	41,149
Western Forest Products, Inc.		41,310	65,065
WestJet Airlines Ltd.		2,220	36,722

TOTAL CANADA			11,336,275

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)		2,000	231,000
CK Hutchison Holdings Ltd.		37,500	468,367
International Housewares Retail Co. Ltd.		981,000	221,970
JD.com, Inc. sponsored ADR (a)		9,000	315,630
SITC International Holdings Co. Ltd.		180,000	128,896
Tencent Holdings Ltd.		10,300	322,733

TOTAL CAYMAN ISLANDS			1,688,596

China - 0.0%
Shenzhen Expressway Co. (H Shares)		160,000	145,841
Denmark - 0.6%
Nets A/S (c)		55,700	1,013,135
Novozymes A/S Series B		23,100	997,986
Scandinavian Tobacco Group A/S		25,376	442,986

TOTAL DENMARK			2,454,107

Finland - 0.0%
Valmet Corp.		6,300	114,811
France - 1.6%
Amundi SA		840	55,267
Capgemini SA		14,100	1,411,720
Havas SA		152,300	1,408,328
Kering SA		300	92,988
Rubis		11,200	1,138,031
Thales SA		13,400	1,408,866
The Vicat Group		9,400	668,737
Wendel SA		9,100	1,275,260

TOTAL FRANCE			7,459,197

Germany - 3.8%
adidas AG		32,100	6,430,345
Bayer AG		400	49,493
Bertrandt AG (b)		5,200	543,042
Brenntag AG		9,400	557,434
CompuGroup Medical AG		14,600	718,851
CTS Eventim AG		37,258	1,435,293
Fresenius Medical Care AG & Co. KGaA		9,700	861,062
LEG Immobilien AG		17,901	1,537,735
MTU Aero Engines Holdings AG		7,400	1,061,207
SAP AG		32,911	3,296,565
Vonovia SE		22,500	814,565

TOTAL GERMANY			17,305,592

Hong Kong - 0.4%
AIA Group Ltd.		136,000	941,536
Hang Seng Bank Ltd.		16,300	330,470
Power Assets Holdings Ltd.		47,000	422,969
Techtronic Industries Co. Ltd.		36,500	156,730

TOTAL HONG KONG			1,851,705

India - 0.2%
HDFC Bank Ltd. sponsored ADR		5,000	398,050
Reliance Industries Ltd.		24,750	537,116

TOTAL INDIA			935,166

Ireland - 1.3%
Accenture PLC Class A		800	97,040
Alkermes PLC (a)		51,300	2,988,225
CRH PLC		1,300	47,351
DCC PLC (United Kingdom)		13,000	1,200,521
Ryanair Holdings PLC sponsored ADR (a)		9,082	834,908
United Drug PLC (United Kingdom)		86,017	832,227

TOTAL IRELAND			6,000,272

Israel - 0.1%
Sarine Technologies Ltd.		185,100	254,369
Italy - 1.0%
Banca Generali SpA		25,500	733,039
Buzzi Unicem SpA		29,300	753,229
Intesa Sanpaolo SpA		251,600	734,446
Prada SpA		209,800	984,489
UniCredit SpA		71,600	1,165,229

TOTAL ITALY			4,370,432

Japan - 6.1%
Astellas Pharma, Inc.		35,400	466,824
Bank of Kyoto Ltd.		26,000	205,714
Daikin Industries Ltd.		6,100	592,353
DaikyoNishikawa Corp.		8,300	105,355
Daito Trust Construction Co. Ltd.		3,300	485,490
Dentsu, Inc.		10,000	563,355
East Japan Railway Co.		8,600	767,925
Eiken Chemical Co. Ltd.		8,300	227,836
Fanuc Corp.		2,900	590,429
Funai Soken Holdings, Inc.		11,400	219,052
Hoya Corp.		17,800	850,121
Hulic Co. Ltd.		36,100	340,031
Japan Meat Co. Ltd.		24,000	399,372
Japan Tobacco, Inc.		27,400	910,916
Kakaku.com, Inc.		34,600	498,786
Kaken Pharmaceutical Co. Ltd.		5,200	308,338
Kao Corp.		13,400	739,028
Keyence Corp.		2,300	924,333
Kubota Corp.		30,000	471,765
Kyushu Railway Co.		10,900	341,740
Misumi Group, Inc.		28,600	541,598
Mitsubishi Pencil Co. Ltd.		8,500	471,227
Mitsui Fudosan Co. Ltd.		23,000	505,391
Morinaga & Co. Ltd.		8,100	382,929
Murata Manufacturing Co. Ltd.		3,600	482,637
Nakanishi, Inc.		12,460	489,570
Nidec Corp.		6,500	595,918
Nihon Parkerizing Co. Ltd.		25,300	324,775
Nintendo Co. Ltd.		3,000	759,197
Nitori Holdings Co. Ltd.		6,700	872,097
NTT DOCOMO, Inc.		36,700	888,033
Olympus Corp.		12,300	473,353
Open House Co. Ltd.		20,800	510,134
ORIX Corp.		42,300	645,457
PALTAC Corp.		16,700	492,873
Panasonic Corp.		53,500	639,766
PeptiDream, Inc. (a)		5,900	353,021
Rakuten, Inc.		49,200	503,586
Shionogi & Co. Ltd.		12,400	637,714
SK Kaken Co. Ltd.		4,300	408,881
SMC Corp.		2,100	591,334
SMS Co., Ltd.		17,400	463,116
SoftBank Corp.		13,400	1,016,426
Sosei Group Corp. (a)		1,500	154,070
Start Today Co. Ltd.		33,300	710,958
Subaru Corp.		23,400	884,152
Sundrug Co. Ltd.		15,200	533,142
The Suruga Bank Ltd.		34,500	720,794
Tokyo Century Corp.		11,600	399,587
Toshiba Plant Systems & Services Corp.		19,100	310,637
Tsuruha Holdings, Inc.		4,800	486,566
Welcia Holdings Co. Ltd.		13,400	431,541

TOTAL JAPAN			27,689,243

Luxembourg - 0.1%
B&M European Value Retail S.A.		33,680	147,007
Samsonite International SA		61,200	236,433

TOTAL LUXEMBOURG			383,440

Malta - 0.1%
Kambi Group PLC (a)		52,200	536,303
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		115,000	147,107
Netherlands - 1.6%
ASML Holding NV		1,500	197,775
CSM NV (exchangeable)		18,600	577,438
Intertrust NV		44,000	881,897
Koninklijke Philips Electronics NV		45,600	1,574,681
Koninklijke Wessanen NV		47,700	712,626
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		31,500	1,650,143
(NY Reg.)(a)		31,000	1,619,440

TOTAL NETHERLANDS			7,214,000

New Zealand - 0.0%
Ryman Healthcare Group Ltd.		29,354	173,933
Norway - 0.5%
Orkla ASA		85,600	775,146
Schibsted ASA (A Shares)		58,000	1,442,232

TOTAL NORWAY			2,217,378

Singapore - 0.6%
Broadcom Ltd.		12,000	2,649,720
Wing Tai Holdings Ltd.		109,100	147,585

TOTAL SINGAPORE			2,797,305

Spain - 0.7%
Amadeus IT Holding SA Class A		17,700	954,390
CaixaBank SA		127,500	578,907
Grifols SA		30,200	811,072
Prosegur Cash SA		383,400	977,272

TOTAL SPAIN			3,321,641

Sweden - 2.2%
AF AB (B Shares)		7,700	162,045
Dometic Group AB		174,400	1,299,538
Getinge AB (B Shares)		119,600	2,337,367
Indutrade AB		64,400	1,521,787
Investor AB (B Shares)		43,342	1,981,323
Nobia AB		38,600	399,410
Pandox AB		42,455	712,752
Svenska Cellulosa AB (SCA) (B Shares)		47,600	1,576,760

TOTAL SWEDEN			9,990,982

Switzerland - 0.9%
ABB Ltd. (Reg.)		50,790	1,244,572
EDAG Engineering Group AG		17,400	321,172
Panalpina Welttransport Holding AG		8,270	1,094,632
Swatch Group AG (Bearer)		3,500	1,401,055

TOTAL SWITZERLAND			4,061,431

United Kingdom - 2.7%
British American Tobacco PLC:
(United Kingdom)		10,000	675,634
sponsored ADR		41,000	2,789,640
Bunzl PLC		22,985	716,866
Dechra Pharmaceuticals PLC		53,400	1,168,866
Dialog Semiconductor PLC (a)		400	18,714
Diploma PLC		71,900	1,032,755
Essentra PLC		105,000	736,418
Imperial Tobacco Group PLC		893	43,743
International Personal Finance PLC		298,457	620,431
John Wood Group PLC		6,000	59,022
Micro Focus International PLC		24,000	804,475
NCC Group Ltd. (b)		797,700	1,472,283
Prudential PLC		97,535	2,164,678

TOTAL UNITED KINGDOM			12,303,525

United States of America - 27.4%
Activision Blizzard, Inc.		75,900	3,965,775
Adobe Systems, Inc. (a)		49,900	6,673,626
Alaska Air Group, Inc.		17,000	1,446,530
Alexion Pharmaceuticals, Inc. (a)		6,600	843,348
Allison Transmission Holdings, Inc.		76,400	2,955,152
Alphabet, Inc. Class A (a)		6,500	6,009,380
Amazon.com, Inc. (a)		3,500	3,237,465
American Tower Corp.		10,400	1,309,776
AMETEK, Inc.		4,000	228,800
Amgen, Inc.		21,200	3,462,384
Amphenol Corp. Class A		20,400	1,475,124
Analog Devices, Inc.		3,000	228,600
Apple, Inc.		47,600	6,837,740
Autodesk, Inc. (a)		2,000	180,140
Autoliv, Inc. (depositary receipt)		18,000	1,801,565
Bank of America Corp.		289,000	6,745,260
Bio-Rad Laboratories, Inc. Class A (a)		500	109,130
Boston Scientific Corp. (a)		133,700	3,527,006
Burlington Stores, Inc. (a)		1,000	98,920
CalAtlantic Group, Inc.		10,000	362,200
Caterpillar, Inc.		33,500	3,425,710
Cavium, Inc. (a)		1,000	68,850
CBOE Holdings, Inc.		50,000	4,120,500
Celanese Corp. Class A		1,000	87,040
Charles Schwab Corp.		24,000	932,400
Charter Communications, Inc. Class A (a)		7,600	2,623,216
Cintas Corp.		1,000	122,470
CME Group, Inc.		2,900	336,951
CSX Corp.		44,000	2,236,960
Cummins, Inc.		11,000	1,660,340
Cypress Semiconductor Corp.		22,000	308,220
Edwards Lifesciences Corp. (a)		1,000	109,670
Entegris, Inc. (a)		12,000	297,600
EOG Resources, Inc.		4,700	434,750
Facebook, Inc. Class A (a)		19,100	2,869,775
First Republic Bank		7,000	647,220
FMC Corp.		31,000	2,270,130
Goldman Sachs Group, Inc.		4,000	895,200
Great Western Bancorp, Inc.		1,000	41,200
Humana, Inc.		11,300	2,508,374
Intercept Pharmaceuticals, Inc. (a)		12,600	1,415,610
Intuit, Inc.		3,300	413,193
Intuitive Surgical, Inc. (a)		300	250,761
J.B. Hunt Transport Services, Inc.		2,000	179,320
JPMorgan Chase & Co.		36,000	3,132,000
KLA-Tencor Corp.		13,000	1,276,860
Kulicke & Soffa Industries, Inc. (a)		7,000	156,240
Lamb Weston Holdings, Inc.		4,000	167,000
Lennar Corp. Class A		14,000	707,000
Marriott International, Inc. Class A		12,500	1,180,250
Microsemi Corp. (a)		1,000	46,940
Microsoft Corp.		79,000	5,408,340
Molson Coors Brewing Co. Class B		1,500	143,835
Monsanto Co.		290	33,817
Morgan Stanley		30,000	1,301,100
MSC Industrial Direct Co., Inc. Class A		14,000	1,253,420
MSCI, Inc.		13,600	1,364,352
Netflix, Inc. (a)		3,300	502,260
Northern Trust Corp.		13,000	1,170,000
PACCAR, Inc.		5,000	333,650
PayPal Holdings, Inc. (a)		56,500	2,696,180
Performance Food Group Co. (a)		27,000	672,300
Pioneer Natural Resources Co.		3,100	536,269
Post Holdings, Inc. (a)		9,000	757,710
Prestige Brands Holdings, Inc. (a)		11,300	648,733
ResMed, Inc. CDI		30,848	211,587
Roper Technologies, Inc.		500	109,350
S&P Global, Inc.		32,083	4,305,218
Sirius XM Holdings, Inc.		26,000	128,700
SLM Corp. (a)		4,000	50,160
SunTrust Banks, Inc.		30,800	1,749,748
SVB Financial Group (a)		12,400	2,181,656
T-Mobile U.S., Inc. (a)		20,000	1,345,400
Terex Corp.		6,000	209,880
Texas Instruments, Inc.		9,000	712,620
The Walt Disney Co.		10,500	1,213,800
Twenty-First Century Fox, Inc. Class B		9,000	268,740
U.S. Bancorp		9,000	461,520
U.S. Foods Holding Corp.		16,000	451,200
Union Pacific Corp.		13,900	1,556,244
United Rentals, Inc. (a)		3,000	328,980
UnitedHealth Group, Inc.		17,900	3,130,352
Univar, Inc. (a)		42,800	1,277,580
Vertex Pharmaceuticals, Inc. (a)		5,000	591,500
Visa, Inc. Class A		13,000	1,185,860

TOTAL UNITED STATES OF AMERICA			124,711,732

TOTAL COMMON STOCKS
(Cost $223,302,796)			265,134,183

Nonconvertible Preferred Stocks - 0.4%
Italy - 0.2%
Buzzi Unicem SpA (Risparmio Shares)		53,953	797,523
Spain - 0.2%
Grifols SA Class B		50,700	1,082,183
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,474,811)			1,879,706

Investment Companies - 5.2%
United States of America - 5.2%
iShares 20+ Year Treasury Bond ETF		37,100	4,539,185
iShares Barclays TIPS Bond ETF		77,660	8,931,677
SPDR DB International Government Inflation-Protected Bond ETF		185,890	10,285,294
TOTAL INVESTMENT COMPANIES
(Cost $23,374,754)			23,756,156
		Principal Amount(e)	Value

Nonconvertible Bonds - 2.8%
France - 0.5%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,086,493
Wendel SA 1% 4/20/23 (Reg. S)	EUR	1,200,000	1,282,167

TOTAL FRANCE			2,368,660

Ireland - 0.5%
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21		2,500,000	2,469,620
Netherlands - 0.3%
ABN AMRO Bank NV 2.875% 6/30/25 (Reg. S) (f)	EUR	400,000	460,827
Rabobank Nederland 2.5% 5/26/26 (Reg. S) (f)	EUR	600,000	688,719

TOTAL NETHERLANDS			1,149,546

United Kingdom - 0.5%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	1,000,000	1,294,141
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (f)	EUR	850,000	955,541

TOTAL UNITED KINGDOM			2,249,682

United States of America - 1.0%
Citigroup, Inc. 1.5% 10/26/28	EUR	2,000,000	2,114,377
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,390,000	1,640,340
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	600,000	655,550

TOTAL UNITED STATES OF AMERICA			4,410,267

TOTAL NONCONVERTIBLE BONDS
(Cost $13,097,265)			12,647,775

Government Obligations - 29.3%
Canada - 0.6%
Canadian Government:
0.5% 2/1/19	CAD	1,100,000	803,075
1% 6/1/27	CAD	1,150,000	799,992
3.5% 12/1/45	CAD	1,100,000	1,028,587

TOTAL CANADA			2,631,654

France - 1.5%
French Government:
OAT:
1.75% 5/25/23	EUR	1,400,000	1,678,748
3.25% 5/25/45(Reg. S)	EUR	800,000	1,147,686
0.5% 5/25/26(Reg. S)	EUR	3,700,000	3,964,956

TOTAL FRANCE			6,791,390

Germany - 2.8%
German Federal Republic:
0% 3/15/19(Reg. S)	EUR	4,150,000	4,583,178
0% 10/8/21(Reg. S)	EUR	3,200,000	3,560,871
0.25% 2/15/27(Reg. S)	EUR	2,525,000	2,731,449
2.5% 8/15/46	EUR	1,300,000	1,911,699

TOTAL GERMANY			12,787,197

Ireland - 0.3%
Irish Republic:
1% 5/15/26(Reg. S)	EUR	700,000	772,185
2% 2/18/45 (Reg.S)	EUR	400,666	440,008

TOTAL IRELAND			1,212,193

Italy - 2.2%
Buoni del Tesoro Poliennali:
0.65% 11/1/20	EUR	7,550,000	8,289,186
2.7% 3/1/47 (c)	EUR	2,000,000	1,925,229

TOTAL ITALY			10,214,415

Japan - 7.4%
Japan Government:
0.1% 6/20/26	JPY	280,000,000	2,538,298
0.4% 3/20/56	JPY	375,000,000	2,801,121
0.9% 6/20/22	JPY	619,800,000	5,859,619
1.3% 6/20/20	JPY	347,450,000	3,261,433
1.3% 3/20/21	JPY	702,750,000	6,665,581
1.7% 9/20/32	JPY	1,155,000,000	12,524,976

TOTAL JAPAN			33,651,028

Netherlands - 1.6%
Dutch Government 0.5% 7/15/26(Reg. S) (c)	EUR	6,550,000	7,209,054
Spain - 0.3%
Spanish Kingdom 2.9% 10/31/46(Reg. S) (c)	EUR	1,350,000	1,455,338
United Kingdom - 1.7%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/27(Reg. S)	GBP	1,050,000	1,372,390
4% 3/7/22	GBP	1,550,000	2,361,587
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	2,350,000	4,001,274

TOTAL UNITED KINGDOM			7,735,251

United States of America - 10.9%
U.S. Treasury Bonds 2.5% 2/15/46		7,050,000	6,406,413
U.S. Treasury Notes:
1.25% 3/31/19		4,450,000	4,449,306
1.25% 3/31/21		26,750,000	26,322,621
1.625% 5/15/26		13,250,000	12,555,409

TOTAL UNITED STATES OF AMERICA			49,733,749

TOTAL GOVERNMENT OBLIGATIONS
(Cost $140,992,426)			133,421,269
		Shares	Value

Equity Central Funds - 2.9%
Fidelity Commodity Strategy Central Fund (g)		694,206	4,422,092
Fidelity Emerging Markets Equity Central Fund (g)		40,910	9,044,383
TOTAL EQUITY CENTRAL FUNDS
(Cost $12,012,201)			13,466,475

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.85% (h)		5,034,703	5,035,710
Fidelity Securities Lending Cash Central Fund 0.86% (h)(i)		1,613,876	1,614,038
TOTAL MONEY MARKET FUNDS
(Cost $6,649,738)			6,649,748
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $420,903,991)			456,955,312
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(1,288,085)
NET ASSETS - 100%			$455,667,227

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,618,421 or 2.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,193
Fidelity Commodity Strategy Central Fund	10,067
Fidelity Emerging Markets Equity Central Fund	60,420
Fidelity Securities Lending Cash Central Fund	13,869
Total	$102,549

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,967,940	$3,217,937	$2,796,877	$4,422,092	0.6%
Fidelity Emerging Markets Equity Central Fund	5,590,031	6,343,223	3,721,343	9,044,383	1.6%
Total	$9,557,971	$9,561,160	$6,518,220	$13,466,475

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,264,807	$35,625,041	$639,766	$--
Consumer Staples	16,499,687	14,173,910	2,325,777	--
Energy	5,007,591	4,991,926	15,665	--
Financials	52,297,820	48,819,789	3,478,031	--
Health Care	33,790,087	31,150,990	2,639,097	--
Industrials	42,119,527	38,709,845	3,409,682	--
Information Technology	57,669,075	51,878,860	5,790,215	--
Materials	11,277,466	10,816,163	461,303	--
Real Estate	6,448,078	6,448,078	--	--
Telecommunication Services	4,016,760	2,112,301	1,904,459	--
Utilities	1,622,991	1,622,991	--	--
Investment Companies	23,756,156	23,756,156	--	--
Corporate Bonds	12,647,775	--	12,647,775	--
Government Obligations	133,421,269	--	133,421,269	--
Equity Central Funds	13,466,475	13,466,475	--	--
Money Market Funds	6,649,748	6,649,748	--	--
Total Investments in Securities:	$456,955,312	$290,222,273	$166,733,039	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,035,727
Level 2 to Level 1	$4,682,378

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

U.S. Government and U.S. Government Agency Obligations	10.9%
AAA,AA,A	13.5%
BBB	4.2%
Not Rated	3.5%
Equities	66.6%
Short-Term Investments and Net Other Assets	1.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $1,545,701) — See accompanying schedule: Unaffiliated issuers (cost $402,242,052)	$436,839,089
Fidelity Central Funds (cost $18,661,939)	20,116,223
Total Investments (cost $420,903,991)		$456,955,312
Receivable for investments sold		9,927,407
Receivable for fund shares sold		169,325
Dividends receivable		623,911
Interest receivable		579,335
Distributions receivable from Fidelity Central Funds		6,750
Prepaid expenses		326
Other receivables		38,937
Total assets		468,301,303
Liabilities
Payable to custodian bank	$1,385,174
Payable for investments purchased
Regular delivery	7,736,721
Delayed delivery	16,234
Payable for fund shares redeemed	1,407,322
Accrued management fee	261,844
Distribution and service plan fees payable	34,959
Other affiliated payables	91,211
Other payables and accrued expenses	86,608
Collateral on securities loaned	1,614,003
Total liabilities		12,634,076
Net Assets		$455,667,227
Net Assets consist of:
Paid in capital		$411,392,421
Undistributed net investment income		372,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,853,928
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,048,843
Net Assets		$455,667,227
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,074,497 ÷ 1,671,496 shares)		$23.38
Maximum offering price per share (100/94.25 of $23.38)		$24.81
Class M:
Net Asset Value and redemption price per share ($14,088,353 ÷ 608,792 shares)		$23.14
Maximum offering price per share (100/96.50 of $23.14)		$23.98
Class C:
Net Asset Value and offering price per share ($25,616,470 ÷ 1,133,715 shares)(a)		$22.60
Global Balanced:
Net Asset Value, offering price and redemption price per share ($371,291,212 ÷ 15,666,278 shares)		$23.70
Class I:
Net Asset Value, offering price and redemption price per share ($5,596,695 ÷ 236,836 shares)		$23.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017
Investment Income
Dividends		$2,333,662
Interest		916,422
Income from Fidelity Central Funds		102,549
Income before foreign taxes withheld		3,352,633
Less foreign taxes withheld		(103,291)
Total income		3,249,342
Expenses
Management fee	$1,626,906
Transfer agent fees	445,457
Distribution and service plan fees	212,689
Accounting and security lending fees	121,133
Custodian fees and expenses	78,956
Independent trustees' fees and expenses	970
Registration fees	72,350
Audit	77,388
Legal	4,943
Miscellaneous	1,928
Total expenses before reductions	2,642,720
Expense reductions	(40,420)	2,602,300
Net investment income (loss)		647,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,257,150
Fidelity Central Funds	83,084
Foreign currency transactions	(62,112)
Capital gain distributions from Fidelity Central Funds	41,001
Total net realized gain (loss)		10,319,123
Change in net unrealized appreciation (depreciation) on: Investment securities	8,992,922
Assets and liabilities in foreign currencies	29,913
Total change in net unrealized appreciation (depreciation)		9,022,835
Net gain (loss)		19,341,958
Net increase (decrease) in net assets resulting from operations		$19,989,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$647,042	$2,437,965
Net realized gain (loss)	10,319,123	555,602
Change in net unrealized appreciation (depreciation)	9,022,835	9,847,356
Net increase (decrease) in net assets resulting from operations	19,989,000	12,840,923
Distributions to shareholders from net investment income	(284,906)	–
Distributions to shareholders from net realized gain	(1,766,054)	(15,584,739)
Total distributions	(2,050,960)	(15,584,739)
Share transactions - net increase (decrease)	(74,107,200)	(38,129,692)
Redemption fees	1,172	6,276
Total increase (decrease) in net assets	(56,167,988)	(40,867,232)
Net Assets
Beginning of period	511,835,215	552,702,447
End of period	$455,667,227	$511,835,215
Other Information
Undistributed net investment income end of period	$372,035	$9,899

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.43	$22.58	$24.65	$26.18	$23.45	$22.05
Income from Investment Operations
Net investment income (loss)A	.01	.06	.09	.15	.13	.27
Net realized and unrealized gain (loss)	1.03	.44	(.45)	.49	3.13	1.41
Total from investment operations	1.04	.50	(.36)	.64	3.26	1.68
Distributions from net investment income	(.01)	–	(.01)	(.10)	(.24)	(.19)
Distributions from net realized gain	(.08)	(.65)	(1.70)	(2.07)	(.29)	(.09)
Total distributions	(.09)	(.65)	(1.71)	(2.17)	(.53)	(.28)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.38	$22.43	$22.58	$24.65	$26.18	$23.45
Total ReturnC,D,E	4.64%	2.35%	(1.48)%	2.69%	14.19%	7.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.30%	1.29%	1.28%	1.31%	1.33%
Expenses net of fee waivers, if any	1.31%H	1.30%	1.29%	1.28%	1.31%	1.33%
Expenses net of all reductions	1.29%H	1.29%	1.27%	1.27%	1.29%	1.32%
Net investment income (loss)	.10%H	.27%	.41%	.58%	.55%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$39,074	$41,067	$42,165	$47,048	$38,972	$26,714
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class M

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.23	$22.44	$24.52	$26.04	$23.32	$21.96
Income from Investment Operations
Net investment income (loss)A	(.02)	–B	.03	.08	.07	.21
Net realized and unrealized gain (loss)	1.01	.44	(.46)	.49	3.12	1.41
Total from investment operations	.99	.44	(.43)	.57	3.19	1.62
Distributions from net investment income	–	–	–	(.02)	(.18)	(.17)
Distributions from net realized gain	(.08)	(.65)	(1.65)	(2.07)	(.29)	(.09)
Total distributions	(.08)	(.65)	(1.65)	(2.09)	(.47)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.14	$22.23	$22.44	$24.52	$26.04	$23.32
Total ReturnC,D,E	4.48%	2.08%	(1.80)%	2.40%	13.94%	7.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.60%H	1.58%	1.56%	1.55%	1.57%	1.58%
Expenses net of fee waivers, if any	1.60%H	1.58%	1.56%	1.55%	1.57%	1.58%
Expenses net of all reductions	1.58%H	1.57%	1.55%	1.55%	1.55%	1.57%
Net investment income (loss)	(.19)%H	(.01)%	.14%	.31%	.28%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$14,088	$15,368	$16,867	$17,662	$14,650	$13,654
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.76	$22.10	$24.17	$25.76	$23.09	$21.73
Income from Investment Operations
Net investment income (loss)A	(.08)	(.12)	(.09)	(.05)	(.06)	.09
Net realized and unrealized gain (loss)	1.00	.43	(.46)	.49	3.08	1.41
Total from investment operations	.92	.31	(.55)	.44	3.02	1.50
Distributions from net investment income	–	–	–	–	(.06)	(.05)
Distributions from net realized gain	(.08)	(.65)	(1.52)	(2.03)	(.29)	(.09)
Total distributions	(.08)	(.65)	(1.52)	(2.03)	(.35)	(.14)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.60	$21.76	$22.10	$24.17	$25.76	$23.09
Total ReturnC,D,E	4.25%	1.51%	(2.33)%	1.89%	13.27%	6.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.13%H	2.11%	2.10%	2.08%	2.12%	2.13%
Expenses net of fee waivers, if any	2.13%H	2.11%	2.09%	2.08%	2.12%	2.13%
Expenses net of all reductions	2.11%H	2.10%	2.08%	2.07%	2.10%	2.12%
Net investment income (loss)	(.72)%H	(.54)%	(.40)%	(.22)%	(.26)%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$25,616	$27,401	$28,505	$29,809	$20,997	$13,797
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.71	$22.79	$24.87	$26.38	$23.62	$22.18
Income from Investment Operations
Net investment income (loss)A	.04	.13	.16	.22	.21	.33
Net realized and unrealized gain (loss)	1.05	.44	(.47)	.50	3.14	1.44
Total from investment operations	1.09	.57	(.31)	.72	3.35	1.77
Distributions from net investment income	(.02)	–	(.08)	(.16)	(.30)	(.24)
Distributions from net realized gain	(.08)	(.65)	(1.70)	(2.07)	(.29)	(.09)
Total distributions	(.10)	(.65)	(1.77)B	(2.23)	(.59)	(.33)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.70	$22.71	$22.79	$24.87	$26.38	$23.62
Total ReturnD,E	4.81%	2.64%	(1.24)%	3.00%	14.52%	8.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.01%	1.00%	.99%	1.02%	1.03%
Expenses net of fee waivers, if any	1.03%H	1.01%	1.00%	.99%	1.02%	1.03%
Expenses net of all reductions	1.01%H	1.00%	.99%	.99%	1.00%	1.02%
Net investment income (loss)	.38%H	.56%	.70%	.87%	.84%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$371,291	$422,406	$457,766	$554,896	$540,412	$468,758
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Global Balanced Fund Class I

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.65	$22.72	$24.80	$26.33	$23.58	$22.16
Income from Investment Operations
Net investment income (loss)A	.04	.13	.16	.21	.20	.33
Net realized and unrealized gain (loss)	1.04	.45	(.47)	.49	3.14	1.43
Total from investment operations	1.08	.58	(.31)	.70	3.34	1.76
Distributions from net investment income	(.02)	–	(.07)	(.17)	(.30)	(.25)
Distributions from net realized gain	(.08)	(.65)	(1.70)	(2.07)	(.29)	(.09)
Total distributions	(.10)	(.65)	(1.77)	(2.23)B	(.59)	(.34)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.63	$22.65	$22.72	$24.80	$26.33	$23.58
Total ReturnD,E	4.77%	2.69%	(1.25)%	2.95%	14.50%	8.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.00%	1.01%	1.02%	1.03%	1.04%
Expenses net of fee waivers, if any	1.01%H	1.00%	1.01%	1.02%	1.03%	1.04%
Expenses net of all reductions	1.00%H	.99%	1.00%	1.02%	1.01%	1.03%
Net investment income (loss)	.39%H	.57%	.68%	.84%	.83%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$5,597	$5,594	$6,048	$6,537	$3,183	$1,966
Portfolio turnover rateI	164%H	155%	140%	157%	181%	157%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .05% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Global Balanced and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.08%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$50,353,565
Gross unrealized depreciation	(15,186,393)
Net unrealized appreciation (depreciation) on securities	$35,167,172
Tax cost	$421,788,140

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $364,773,583 and $437,930,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$49,118	$445
Class M	.25%	.25%	35,688	478
Class C	.75%	.25%	127,883	13,474
			$212,689	$14,397

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,068
Class M	1,391
Class C(a)	1,258
$7,717

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41,858.21
Class M	17,943.25
Class C	36,049.28
Global Balanced	345,369.18
Class I	4,238.16
	$445,457

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,647 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $815 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,869, including $590 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38,237 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,183.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$9,024	$–
Global Balanced	272,384	–
Class I	3,498	–
Total	$284,906	$–
From net realized gain
Class A	$144,388	$1,198,713
Class M	54,135	472,741
Class B	–	38,199
Class C	96,163	844,073
Global Balanced	1,452,714	12,857,308
Class I	18,654	173,705
Total	$1,766,054	$15,584,739

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	98,235	315,518	$2,194,801	$6,953,190
Reinvestment of distributions	6,737	52,986	147,954	1,141,851
Shares redeemed	(264,615)	(405,081)	(5,918,844)	(9,020,050)
Net increase (decrease)	(159,643)	(36,577)	$(3,576,089)	$(925,009)
Class M
Shares sold	34,648	72,280	$767,629	$1,589,041
Reinvestment of distributions	2,470	21,845	53,752	467,928
Shares redeemed	(119,671)	(154,320)	(2,634,989)	(3,396,160)
Net increase (decrease)	(82,553)	(60,195)	$(1,813,608)	$(1,339,191)
Class B
Shares sold	–	48	$–	$1,021
Reinvestment of distributions	–	1,741	–	37,184
Shares redeemed	–	(62,152)	$–	$(1,356,722)
Net increase (decrease)	–	(60,363)	$–	$(1,318,517)
Class C
Shares sold	79,792	227,726	$1,726,054	$4,917,879
Reinvestment of distributions	4,316	37,381	91,889	787,624
Shares redeemed	(209,424)	(295,837)	(4,514,525)	(6,357,105)
Net increase (decrease)	(125,316)	(30,730)	$(2,696,582)	$(651,602)
Global Balanced
Shares sold	590,963	2,114,763	$13,354,659	$47,490,820
Reinvestment of distributions	73,780	560,214	1,640,873	12,195,855
Shares redeemed	(3,595,122)	(4,162,916)	(80,805,299)	(93,142,954)
Net increase (decrease)	(2,930,379)	(1,487,939)	$(65,809,767)	$(33,456,279)
Class I
Shares sold	72,250	69,161	$1,638,061	$1,567,504
Reinvestment of distributions	910	6,856	20,184	148,834
Shares redeemed	(83,321)	(95,184)	(1,869,399)	(2,155,432)
Net increase (decrease)	(10,161)	(19,167)	$(211,154)	$(439,094)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) as of April 30, 2017, the results of its operations, changes in its net assets, and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.31%
Actual		$1,000.00	$1,046.40	$6.65
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.60%
Actual		$1,000.00	$1,044.80	$8.11
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.13%
Actual		$1,000.00	$1,042.50	$10.79
Hypothetical-C		$1,000.00	$1,014.23	$10.64
Global Balanced	1.03%
Actual		$1,000.00	$1,048.10	$5.23
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class I	1.01%
Actual		$1,000.00	$1,047.70	$5.13
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from 0.05% to .08%.

 C 5% return per year before expenses

AGBL-SANN-0617
1.883468.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017